Measurement of financial assets and liabilities - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maturity analysis of derivatives
Derivative assets	$ 621	$ 395
Derivative liabilities	(1,582)	(1,617)
Net derivative position	$ (961)	$ (1,222)